Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of business combination

R$
Cost of shares issued to HPX shareholders (1)	146,741
Fair value of Earn-out shares for Ambipar Holding (2)	(44,240)
Adjusted cost of shares issued to HPX shareholders	102,501

HPX Assets	48,083
HPX Liabilities	(49,676)
HPX net assets on 3/3/2023	(1,593)

Stock listing expense	100,908

1)    Considering the amount of US$9.89 per share on 02/28/23, date of the EGM approving the transaction and exchange of R$5.2037.
2)    Fair value estimated based on a Monte Carlo simulation model.

Summary of earning per share

Earnings per share	December 31, 2023	December 31, 2022	December 31, 2021
Earnings from operations attributable to shareholders of the parent company	17,176	187,874	138,142
Weightage average number of ordinary shares (basic)	89,844,949	261,920,439	48,615,599

Basic earnings per share (in Reais)	0.1912	0.7173	2.8415

Summary of capital transaction

Response
Inversiones Disal Emergencias
Assets and liabilities acquired at fair value (*)
Cash and cash equivalents	1,005
Other assets	25,650
Other liabilities	(323)
Total identifiable net assets	26,332

Total amount of consideration transferred	144,430
(-) Cash acquired	(1,005)
(-) Assumed value of the obligation to pay	—
Cash paid, net of cash received/receivable	143,425

Determination of goodwill (*)
Total amount of consideration, net	144,430
Total identifiable net assets	(26,332)
Goodwill paid on expected future profitability	118,098

Date of additional acquisition	06/28/2021
Company that acquired control	Emergência Participações S.A.

Value of acquisition	US$ 26,185 (thousand)
Percentage acquired	100%